CURRENT AND ALL OTHER ASSETS - Schedule of Current and Other Assets (Details) - USD ($) $ in Millions	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Derivative instruments (Note 18)		$ 76	$ 72
Assets held for sale		5	93
Financing receivables – net		141	79
Prepaid taxes and deferred charges and other		130	80
All other current assets	$ 462	352	324
Long-term receivables – net (Note 4)		701	743
Pension surplus (Note 13)		748	601
Taxes receivable		213	205
Prepaid taxes and deferred charges		246	176
Derivative instruments (Note 18)		118	84
Other		202	288
All other assets	$ 2,303	$ 2,228	$ 2,097